Subsequent Events- Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended			3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Jun. 15, 2012 USD ($)	Dec. 31, 2011 USD ($) Property		Dec. 31, 2010 USD ($)		Dec. 31, 2009 USD ($)		Dec. 31, 2011 Series S Senior Notes 6.875 Percent Due November 2014	Dec. 31, 2010 Series S Senior Notes 6.875 Percent Due November 2014	Aug. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	Dec. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Dec. 31, 2010 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. USD ($)	Dec. 31, 2011 HOST HOTELS & RESORTS, INC. 2011 Sales Agency Financing Agreement USD ($)	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. 2011 Sales Agency Financing Agreement USD ($)	Mar. 22, 2012 JW Marriott Washington, DC USD ($)	Mar. 22, 2012 Issuance of Debt Series A Senior Notes Five Point Two Five Percent Due Twenty Twenty Two USD ($)	Jun. 07, 2012 Issuance of Debt Mortgages Hyatt Regency Reston USD ($)	Jun. 07, 2012 Issuance of Debt Mortgages Hyatt Regency Reston One Month London Interbank Offered Rate	May 29, 2012 Repayment of Debt Series S Senior Notes 6.875 Percent Due November 2014 USD ($)	Mar. 22, 2012 Repayment of Debt Series S Senior Notes 6.875 Percent Due November 2014 USD ($)	Apr. 16, 2012 Repayment of Debt Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027 USD ($)	Mar. 23, 2012 Issuance of Equity 2011 Sales Agency Financing Agreement USD ($)	Apr. 24, 2012 Issuance of Equity HOST HOTELS & RESORTS, INC. Sales Agency Financing Agreement USD ($)	Jun. 15, 2012 Issuance of Equity HOST HOTELS & RESORTS, INC. Sales Agency Financing Agreement USD ($)	Jul. 16, 2012 Business Acquisition Grand Hyatt Washington, DC USD ($) Room	Jun. 15, 2012 Acquisition Brazil Agreement to Develop USD ($)	Jun. 15, 2012 Acquisition Brazil Agreement to Develop BRL	Jun. 08, 2012 Acquisition Brazil Agreement to Develop Hotel
Subsequent Event [Line Items]
Face amount of debt																			$ 350	$ 100
Loan, interest rate above variable rate																					3.10%
Debt, maturity date											Apr. 15, 2027									Jul. 01, 2016
Debt, additional extension period																				1 year
Debt interest rate								6.875%	6.875%	2.625%	2.625%	2.625%						7.50%	5.25%			6.875%	6.875%	2.625%
Proceed from issuance of note																			344
Repurchase of debt, face amount										134								113
Debentures redeemed for cash													404	821	139							250	250
Gain (loss) on extinguishment of debt	(13)	(4)	[1]	(1)	[1]	2	[2]			(5)			(4)	(1)	5
Repayment of convertible debt																								386
Aggregate common stock offering price value																										400
Common stock issued, shares																19.1	26.9								11.1		3.1
Average price per share for stock issued																									$ 15.67		$ 15.75
Net proceed from issuance of common stock													323	406	767	323	406								172		48
Commissions on issuance of common stock																									2.0		0.5
Common stock issued																									174
Number of rooms																												888
Acquisition purchase price																												400
Termination fee on swap settlement																												7
Payments to acquire other related assets																												2
Closing costs																												6
FF&E replacement fund													166	152														6
Number of hotels to be developed		7																													2
Hotels to be developed, agreement amount																													72	129
Development cost incurred during period																													$ 23	47

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.